Investment Risks - Concorde Wealth Management Fund series	Jan. 31, 2026
American Depositary Receipts And Global Depository Receipts Risk Member
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American Depositary Receipts and Global Depository Receipts Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs, and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Changes In Tax Laws Risk Member
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Changes in Tax Laws. Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the FUND. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the FUND or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Convertible Securities Risk Member
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Convertible Securities Risk. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but they are subordinated to any senior debt securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Counterparty Risk Member
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Risk [Text Block]	Counterparty Risk. When the FUND enters into an investment contract, such as a derivative or a repurchase agreement, the FUND is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the FUND. Contractual provisions and applicable law may prevent or delay the FUND from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the FUND. If the credit rating of a derivatives counterparty declines, the FUND may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the FUND would be subject to any increased credit risk associated with those transactions.
Credit Risk1 Member
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Credit Risk. In connection with the FUND’S investments in fixed income securities, the value of the FUND may change in response to the credit ratings of the FUND’S portfolio securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase a security’s credit rating declines. Credit risk is the risk that the issuer of a bond will fail to make payments when due or default completely. If the issuer of the bond experiences an actual or anticipated deterioration in credit quality, the price of the bond may be negatively impacted. The degree of credit risk depends on the financial condition of the issuer and the terms of the bond.

Debt/Fixed Income Securities Risk Member
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Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the FUND may invest. The value of your investment in the FUND may change in response to changes in the credit ratings of the FUND’S portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the FUND’S exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the FUND to sell its holdings at a time when the FUND’S manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Debt securities are also subject to prepayment risk when interest rates decrease. Prepayment risk is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the FUND may have to replace the security by investing the proceeds in a less attractive security.

Emerging Markets Risk Member
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Emerging Markets Risk. The FUND may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

Equity And General Market Risk Member
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Equity and General Market Risk. The prices of the securities in which the FUND invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.
The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the FUND’S performance.

Foreign Securities Risk Member
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Foreign Securities Risk. Stocks of non-U.S. companies (whether held directly or in ADRs or GDRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the FUND or by ETFs in which the FUND invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the FUND, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the FUND invests could cause the FUND’S investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

High Yield Risk Member
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High Yield Risk. The FUND’S investment program permits it to invest in non-investment grade debt obligations, sometimes referred to as “junk bonds” (hereinafter referred to as “lower-quality securities”). Lower-quality securities are those securities that are rated lower than investment grade and unrated securities believed by the Advisor to be of comparable quality. Although these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be more speculative with respect to the issuer’s capacity to pay interest and repay principal.

Exchange Traded Fund Risk Member
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Exchange Traded Fund Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the FUND can generate brokerage expenses. Shareholders of the FUND will indirectly be subject to the fees and expenses of the individual ETFs in which the FUND invests, in addition to the FUND’S own fees and expenses. In addition, shareholders will be exposed to the investment risks associated with investments in ETFs.

LIBOR Risk Member
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LIBOR Transition Risk. The administrator of the London Interbank Offered Rate (“LIBOR”) has phased out LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings have ceased to be published or representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the FUND’S portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. These events and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the FUND’S investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that relied on LIBOR to determine interest rates.

Liquidity Risk Member
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Liquidity Risk. Certain securities held by the FUND may be difficult (or impossible) to sell at the time and at the price the FUND would like. As a result, the FUND may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the FUND may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. In stressed market conditions, the FUND may use a variety of tools to meet redemptions, including sales of portfolio securities, borrowing through its credit facility, or satisfying redemptions in-kind by delivering portfolio securities rather than cash. These actions may be adverse to remaining shareholders or to shareholders receiving securities in-kind.

Master Limited Partnership Risk Member
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Master Limited Partnership Risk. Securities of MLPs are listed and traded on U.S. securities exchanges. The value of an MLP fluctuates based predominately on its financial performance, as well as changes in overall market conditions. Investments in MLPs involve risks that differ from investments in common stocks, including risks related to the fact that investors have limited control of and limited rights to vote on matters affecting the MLP; risks related to potential conflicts of interest between the MLP and the MLP’s general partner; cash flow risks; dilution risks; and risks related to the general partner’s right to require investors to sell their holdings at an undesirable time or price. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors. The securities of certain MLPs may trade in lower volumes due to their smaller capitalizations and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. In addition, if the tax treatment of an MLP changes, the FUND’S after-tax return from its MLP investment would be materially reduced.

Preferred Stock Risk Member
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Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the FUND owns a preferred stock on which distributions are deferred, the FUND may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Private Equity Risk Member
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Private Equity Risk. The sale or transfer of private equity investments may be limited or prohibited by contract or law. Private equity securities are generally fair valued as they are not traded frequently. The FUND may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the FUND to be less liquid.

Valuation Fluctuations Risk Member
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Risk [Text Block]	Valuation Fluctuations. The market value of investments will fluctuate with, among other things, changes in market rates of interest, general economic conditions, economic conditions in particular industries, the condition of financial markets and the financial condition of the obligors of the investments. In addition, the lack of an established, liquid secondary market for some investments may have an adverse effect on the market value of those investments and on the FUND’S ability to dispose of them. It is uncertain as to when profits, if any, will be realized. Losses on unsuccessful investments may be realized before gains on successful investments are realized.
Private Placement Risk Member
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Private Placement Risk. The FUND may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the FUND. Privately issued securities and other restricted securities will have the effect of increasing the level of FUND illiquidity to the extent that the FUND finds it difficult to sell these securities when the Advisor believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also make it difficult to determine the fair value of such securities for purposes of computing the net asset value of the FUND.

Real Estate Investment Trust And Real Estate Risk Member
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Real Estate Investment Trust and Real Estate Risk. The value of the FUND’S investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Royalty Trust Risk Member
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Risk [Text Block]	Royalty Trust Risk. Royalty trusts are subject to cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Furthermore, royalty trusts do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including operating performance and financial condition of the royalty trust and general economic conditions.
Security Selection Risk Member
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Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security in which the FUND invests. This misjudgment can result in a loss or a significant deviation relative to its benchmarks.

Smaller And Medium Capitalization Company Risk Member
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Smaller and Medium Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the FUND to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Style Risk Member
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Style Risk. The Advisor generally follows an investing style that favors value investments. The value investing style may, over time, go in and out of favor. At times when the value investing style is out of favor, the FUND may underperform other funds that use different investing styles. And the FUND’S under- or overweight positions in certain sectors relative to its benchmark may materially affect its relative performance. Investors should be prepared to tolerate volatility in FUND returns.

Risk Lose Money [Member]
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Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the FUND.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the FUND is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.